Notes Payable, Related Party - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jun. 09, 2010 Cortelco Systems Holding Corp [Member] Installment	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Apr. 01, 2009 Former Shareholders [Member]	Jan. 31, 2014 Former Shareholders [Member]	Jan. 31, 2014 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member]	Jul. 31, 2012 Former Shareholders [Member]	Jul. 31, 2011 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2011 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Former Shareholders [Member] Scenario, Forecast [Member]	Jun. 09, 2010 Chairman [Member] Installment	Jul. 31, 2013 Chairman [Member]	Jun. 09, 2010 Chairman [Member] Cortelco Systems Holding Corp [Member] Installment	Jul. 31, 2013 Chairman [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Revolving Credit Facility [Member]	Jul. 31, 2013 Revolving Credit Facility [Member] Cortelco Systems Holding Corp [Member]	Jun. 09, 2010 Installment [Member] Chairman [Member] Cortelco Systems Holding Corp [Member]
Accounts receivable and inventories	$ 1,000,000		$ 1,000,000			$ 1,000,000		$ 1,000,000																		$ 800,000	$ 800,000
Drawing of Receivables and Inventories	250,000		0			250,000		0																		0
Notes payable to Cortelco former shareholders	3,245,000		3,004,000			3,245,000		3,004,000		11,000,000			3,004,000	3,486,000	3,504,000	11,000,000	2,731,000	3,004,000	3,486,000	3,504,000					185,511
Fair value of notes										4,430,000	3,245,000	3,245,000				4,430,000	3,245,000
Discount Rate										15.22%		15.22%	15.22%			15.22%	15.22%	15.22%	15.22%
Annual Installments of Notes payable					3																	3		3
Present Value of Notes Payable																							185,511	185,511
Loans Interest Rate			4.00%					4.00%
Notes payable for Purchase of equipment			74,000					74,000
Period of notes payable			3 years					3 years
Revolving line Agreement expiration			Dec. 15, 2013					Dec. 15, 2014																		Nov. 30, 2013	Nov. 30, 2014
Libor rate			The loan’s interest rate, with a floor of 4%, is floating based on LIBOR.					The loans interest rate, with a floor of 4%, is floating based on LIBOR.	0
Interest Rate Base	2.00%					2.00%																				2.00%	2.00%
Notes Payable Imputed Interest Benefit											272,000	344,000					344,000
Repayments of notes payable	122,000	191,000	210,000	168,000		122,000	191,000	210,000	168,000			2,731,000	173,000	168,000				173,000	168,000
Expected repayment of notes payable																	400,000				400,000
Current maturities of notes payable - related parties	$ 685,000		$ 330,000	$ 709,000		$ 685,000		$ 330,000	$ 709,000													$ 186,000						$ 186,000